Debt - April 2023 Convertible Notes (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended			12 Months Ended
	Nov. 28, 2023	Apr. 04, 2023	Jul. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Debt
Proceeds from issuance of convertible notes payable							$ 16,500			$ 13,000
Adagio Medical Inc
Debt
Proceeds from issuance of convertible notes payable					$ 15,500	$ 7,000					$ 20,000	$ 9,500
April 2023 Convertible Notes
Debt
Principal amount		$ 5,000							$ 15,000		15,000
Interest rate		8.00%
Right to issue additional convertible promissory notes		$ 10,000
Proceeds from issuance of convertible notes payable									10,000
Interest			$ 100	$ 200				$ 600		$ 300
April 2023 Convertible Notes | Adagio Medical Inc
Debt
Principal amount		$ 5,000							10,000		10,000
Interest rate		8.00%
Right to issue additional convertible promissory notes		$ 10,000
Proceeds from issuance of convertible notes payable									10,000
Outstanding notes									$ 15,000		15,000		$ 15,000
Interest					$ 500	$ 100					$ 600
April 2023 Convertible Notes | Conversion upon termination of the Transaction and prior to a Qualified Financing. | Adagio Medical Inc
Debt
Debt convertible amount	$ 24,000	$ 24,000
Percent of liquidation preference		120.00%
Percentage of effective price of common stock sold to trigger conversion	120.00%
Minimum equity financing amount to be converted		$ 146,900
April 2023 Convertible Notes | Conversion under both Qualified Financing and Non-Qualified Financing | Adagio Medical Inc
Debt
Proceeds from issuance of convertible notes payable	$ 10,000	10,000
Debt convertible amount	$ 24,000	$ 24,000
Percent of liquidation preference	120.00%	120.00%
Percentage of effective price of common stock sold to trigger conversion	75.00%	75.00%